American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2023

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.0%
Disciplined Growth Fund G Class	2,503,439	49,768,370
Focused Dynamic Growth Fund G Class(2)	426,459	17,953,918
Focused Large Cap Value Fund G Class	17,642,277	175,893,502
Growth Fund G Class	2,321,425	99,124,828
Heritage Fund G Class(2)	2,721,053	61,713,477
Mid Cap Value Fund G Class	5,450,756	85,467,847
Small Cap Growth Fund G Class	1,164,088	22,257,367
Small Cap Value Fund G Class	2,287,020	20,926,233
Sustainable Equity Fund G Class	5,000,605	209,575,340
		742,680,882
Domestic Fixed Income Funds — 33.2%
Diversified Bond Fund G Class	41,324,105	390,926,037
High Income Fund G Class	10,801,087	89,541,011
Inflation-Adjusted Bond Fund G Class	8,092,217	88,286,088
Short Duration Fund G Class	4,459,050	43,698,689
Short Duration Inflation Protection Bond Fund G Class	3,486,839	35,844,702
		648,296,527
International Equity Funds — 16.1%
Emerging Markets Fund G Class	4,024,736	40,368,099
Global Real Estate Fund G Class	2,503,149	29,161,683
International Growth Fund G Class(2)	8,477,299	103,253,505
International Small-Mid Cap Fund G Class	3,021,392	29,247,076
International Value Fund G Class	10,760,132	85,973,457
Non-U.S. Intrinsic Value Fund G Class	2,825,133	27,940,567
		315,944,387
International Fixed Income Funds — 12.7%
Emerging Markets Debt Fund G Class	5,251,522	46,423,455
Global Bond Fund G Class	19,970,368	173,342,793
International Bond Fund G Class(2)	2,544,167	28,138,483
		247,904,731
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,799,442,301)		1,954,826,527
OTHER ASSETS AND LIABILITIES†		1,181
TOTAL NET ASSETS — 100.0%		$1,954,827,708

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$53,172	$2,928	$8,501	$2,169	$49,768	2,503	$(1,879)	$458
Focused Dynamic Growth Fund(3)	20,989	252	2,725	(562)	17,954	426	(278)	—
Focused Large Cap Value Fund	198,151	13,461	34,571	(1,147)	175,894	17,642	1,049	12,434
Growth Fund	114,511	8,642	25,323	1,295	99,125	2,321	(2,228)	2,756
Heritage Fund(3)	74,643	575	17,382	3,877	61,713	2,721	(2,323)	—
Mid Cap Value Fund	117,618	7,510	31,979	(7,681)	85,468	5,451	3,820	7,114
Small Cap Growth Fund	23,488	166	2,478	1,081	22,257	1,164	(627)	166
Small Cap Value Fund	25,457	859	2,706	(2,684)	20,926	2,287	569	859
Sustainable Equity Fund	156,251	80,123	29,599	2,800	209,575	5,001	1,556	3,005
Diversified Bond Fund	367,365	62,056	28,086	(10,408)	390,927	41,324	(4,518)	10,553
High Income Fund	88,216	6,125	3,771	(1,029)	89,541	10,801	(532)	4,469
Inflation-Adjusted Bond Fund	86,385	9,946	676	(7,369)	88,286	8,092	(16)	4,249
Short Duration Fund	50,633	2,935	9,866	(3)	43,699	4,459	(692)	1,225
Short Duration Inflation Protection Bond Fund	32,878	4,989	—	(2,022)	35,845	3,487	—	1,734
Emerging Markets Fund	46,833	1,300	8,557	792	40,368	4,025	(2,663)	1,300
Global Real Estate Fund	33,405	1,415	3,354	(2,304)	29,162	2,503	(731)	261
International Growth Fund(3)	106,567	7,967	25,821	14,541	103,254	8,477	(4,711)	—
International Small-Mid Cap Fund	29,765	1,798	3,750	1,434	29,247	3,021	(1,129)	200
International Value Fund	81,953	12,675	19,684	11,029	85,973	10,760	(2,177)	2,961
Non-U.S. Intrinsic Value Fund	31,910	1,648	10,227	4,610	27,941	2,825	(697)	1,648
Emerging Markets Debt Fund	46,437	1,709	2,978	1,255	46,423	5,252	(496)	1,710
Global Bond Fund	154,113	32,340	1,758	(11,352)	173,343	19,970	(302)	9,641
International Bond Fund(3)	24,021	4,400	—	(283)	28,138	2,544	—	—
Equity Growth Fund	83,640	6,133	82,469	(7,304)	—	—	(1,806)	6,132
	$2,048,401	$271,952	$356,261	$(9,265)	$1,954,827	167,056	$(20,811)	$72,875
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.